SEGMENTED DISCLOSURE INFORMATION - Investment Properties (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Geographic segmentation:
Investment properties	CAD 2,733,568	CAD 2,653,095
Canada
Geographic segmentation:
Investment properties	621,003	763,701
United States
Geographic segmentation:
Investment properties	874,499	779,196
Austria
Geographic segmentation:
Investment properties	780,030	699,001
Germany
Geographic segmentation:
Investment properties	265,734	242,467
Netherlands
Geographic segmentation:
Investment properties	127,807	118,123
Other Europe
Geographic segmentation:
Investment properties	CAD 64,495	CAD 50,607